Provisions - Tax-related litigation (Details) € in Millions	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 13, 2023 case
Disclosure of other provisions [line items]
Provisions	€ 9,211	€ 8,355
Banco Santander (Brazil)
Disclosure of other provisions [line items]
Tax legal obligations with probable loss risk	852
Estimated financial effect of contingent liabilities	5,507
Legal case relating to Programa de Integraçao Social (PIS) and Contribuição para Financiamento da Seguridade Social (COFINS)
Disclosure of other provisions [line items]
Number of unfavorably cases ruled by Federal Supreme Court | case			2
Legal case relating to questionable deduction of loan losses in income tax returns | Banco Santander (Brazil)
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Provisions	0
Legal case relating to tax deductibility of sale of shares | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case appeal relating to deduction of expenses in income tax (IRPJ and CSLL) | Banco Santander Brasil SA
Disclosure of other provisions [line items]
Provisions	0
Legal case relating to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander (Brazil) | Banco Comercial e de Investimento Sudameris S.A
Disclosure of other provisions [line items]
Provisions	0
Legal case relating to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander (Brazil) | Getnet Tecnologia Proces S.A.
Disclosure of other provisions [line items]
Provisions	0
Legal case related to tax compensation with credits | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case related to infringement notices initiated by tax authorities regarding offsetting tax losses | Banco Santander (Brazil)
Disclosure of other provisions [line items]
Provisions	0
Legal case related to withholding income tax on payments derived from technology services | Banco Santander Brasil SA
Disclosure of other provisions [line items]
Provisions	€ 0